Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Assets
Trading derivative assets	¥ 24,298,000	¥ 20,748,000
Available-for-sale debt securities, Fair value	25,211,499	30,413,168
Equity securities	5,215,592	4,633,194
Liabilities
Trading derivative liabilities	25,014,000	20,995,000
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities, Fair value	17,029,667	22,083,857
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities, Fair value	206,637	309,998
Foreign government and official institution bonds
Assets
Available-for-sale debt securities, Fair value	4,170,971	4,078,469
Corporate bonds
Assets
Available-for-sale debt securities, Fair value	896,609	903,883
Residential mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value	1,067,110	1,122,251
Asset-backed securities
Assets
Available-for-sale debt securities, Fair value	1,400,041	1,412,151
Other debt securities
Assets
Available-for-sale debt securities, Fair value	440,464	502,559
Fair value, measurements, recurring
Assets
Trading account assets:	43,019,507	38,377,502
Trading derivative assets	24,280,589	20,733,927
Trading loans	24,517	28,447
Available-for-sale debt securities, Fair value	25,211,499	30,413,168
Equity securities	4,487,111	3,932,750
Other	2,460,175	2,739,166
Total	99,483,398	96,224,960
Liabilities
Trading securities sold, not yet purchased	135,463	392,105
Trading derivative liabilities	25,146,735	21,110,807
Obligation to return securities received as collateral	6,882,722	6,046,755
Other	3,045	217,874
Total	32,167,965	27,767,541
Fair value, measurements, recurring | Level 1
Assets
Trading account assets:	20,914,933	20,407,859
Trading derivative assets	40,478	58,729
Trading loans	0	0
Available-for-sale debt securities, Fair value	18,863,895	23,867,794
Equity securities	4,282,030	3,779,986
Other	584,605	973,130
Total	44,685,941	49,087,498
Liabilities
Trading securities sold, not yet purchased	130,321	389,643
Trading derivative liabilities	70,738	48,534
Obligation to return securities received as collateral	6,521,007	5,754,639
Other	0	0
Total	6,722,066	6,192,816
Fair value, measurements, recurring | Level 2
Assets
Trading account assets:	19,310,608	15,222,947
Trading derivative assets	24,177,971	20,597,301
Trading loans	24,517	28,447
Available-for-sale debt securities, Fair value	6,155,575	6,347,624
Equity securities	67,780	52,002
Other	1,867,218	1,757,936
Total	51,603,669	44,006,257
Liabilities
Trading securities sold, not yet purchased	5,142	2,462
Trading derivative liabilities	25,017,869	20,995,246
Obligation to return securities received as collateral	361,715	292,116
Other	62,467	267,202
Total	25,447,193	21,557,026
Fair value, measurements, recurring | Level 3
Assets
Trading account assets:	2,793,966	2,746,696
Trading derivative assets	62,140	77,897
Trading loans	0	0
Available-for-sale debt securities, Fair value	192,029	197,750
Equity securities	137,301	100,762
Other	8,352	8,100
Total	3,193,788	3,131,205
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	58,128	67,027
Obligation to return securities received as collateral	0	0
Other	(59,422)	(49,328)
Total	(1,294)	17,699
Fair value, measurements, recurring | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities, Fair value	17,029,667	22,083,857
Fair value, measurements, recurring | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	16,190,230	21,152,903
Fair value, measurements, recurring | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	839,437	930,954
Fair value, measurements, recurring | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, measurements, recurring | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities, Fair value	206,637	309,998
Fair value, measurements, recurring | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, measurements, recurring | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	206,637	309,998
Fair value, measurements, recurring | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, measurements, recurring | Foreign government and official institution bonds
Assets
Available-for-sale debt securities, Fair value	4,170,971	4,078,469
Fair value, measurements, recurring | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	2,673,665	2,714,891
Fair value, measurements, recurring | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	1,497,306	1,363,578
Fair value, measurements, recurring | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, measurements, recurring | Corporate bonds
Assets
Available-for-sale debt securities, Fair value	896,609	903,883
Fair value, measurements, recurring | Corporate bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, measurements, recurring | Corporate bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	893,354	898,304
Fair value, measurements, recurring | Corporate bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	3,255	5,579
Fair value, measurements, recurring | Residential mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value	1,067,110	1,122,251
Fair value, measurements, recurring | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, measurements, recurring | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value	1,067,095	1,122,236
Fair value, measurements, recurring | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value	15	15
Fair value, measurements, recurring | Asset-backed securities
Assets
Available-for-sale debt securities, Fair value	1,400,041	1,412,151
Fair value, measurements, recurring | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, measurements, recurring | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value	1,261,793	1,269,867
Fair value, measurements, recurring | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value	138,248	142,284
Fair value, measurements, recurring | Other debt securities
Assets
Available-for-sale debt securities, Fair value	440,464	502,559
Fair value, measurements, recurring | Other debt securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair value, measurements, recurring | Other debt securities | Level 2
Assets
Available-for-sale debt securities, Fair value	389,953	452,687
Fair value, measurements, recurring | Other debt securities | Level 3
Assets
Available-for-sale debt securities, Fair value	50,511	49,872
Fair value, measurements, recurring | Marketable equity securities
Assets
Equity securities	4,349,810	3,831,988
Liabilities
Contractual sale restriction equity security	¥ 155,502	¥ 43,654
Fair value, measurements, recurring | Marketable equity securities | Minimum
Liabilities
Contractual sale restriction equity security, remaining period	1 month 6 days	0 years
Fair value, measurements, recurring | Marketable equity securities | Maximum
Liabilities
Contractual sale restriction equity security, remaining period	10 months 24 days	3 years
Fair value, measurements, recurring | Marketable equity securities | Level 1
Assets
Equity securities	¥ 4,282,030	¥ 3,779,986
Fair value, measurements, recurring | Marketable equity securities | Level 2
Assets
Equity securities	67,780	52,002
Fair value, measurements, recurring | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair value, measurements, recurring | Nonmarketable equity securities
Assets
Equity securities	137,301	100,762
Fair value, measurements, recurring | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair value, measurements, recurring | Nonmarketable equity securities | Level 2
Assets
Equity securities	0	0
Fair value, measurements, recurring | Nonmarketable equity securities | Level 3
Assets
Equity securities	137,301	100,762
Fair value, measurements, recurring | Interest rate contracts
Assets
Trading derivative assets	19,176,873	14,895,681
Liabilities
Trading derivative liabilities	20,349,668	16,070,936
Fair value, measurements, recurring | Interest rate contracts | Level 1
Assets
Trading derivative assets	18,883	12,565
Liabilities
Trading derivative liabilities	16,682	28,532
Fair value, measurements, recurring | Interest rate contracts | Level 2
Assets
Trading derivative assets	19,138,587	14,860,818
Liabilities
Trading derivative liabilities	20,293,579	15,998,172
Fair value, measurements, recurring | Interest rate contracts | Level 3
Assets
Trading derivative assets	19,403	22,298
Liabilities
Trading derivative liabilities	39,407	44,232
Fair value, measurements, recurring | Foreign exchange contracts
Assets
Trading derivative assets	4,935,337	5,620,801
Liabilities
Trading derivative liabilities	4,626,351	4,904,908
Fair value, measurements, recurring | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	3,795	1,416
Liabilities
Trading derivative liabilities	3,761	2,197
Fair value, measurements, recurring | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	4,911,297	5,592,040
Liabilities
Trading derivative liabilities	4,621,690	4,900,685
Fair value, measurements, recurring | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	20,245	27,345
Liabilities
Trading derivative liabilities	900	2,026
Fair value, measurements, recurring | Equity contracts
Assets
Trading derivative assets	97,442	145,997
Liabilities
Trading derivative liabilities	93,964	61,630
Fair value, measurements, recurring | Equity contracts | Level 1
Assets
Trading derivative assets	17,800	44,748
Liabilities
Trading derivative liabilities	50,295	17,805
Fair value, measurements, recurring | Equity contracts | Level 2
Assets
Trading derivative assets	75,184	94,288
Liabilities
Trading derivative liabilities	43,669	43,467
Fair value, measurements, recurring | Equity contracts | Level 3
Assets
Trading derivative assets	4,458	6,961
Liabilities
Trading derivative liabilities	0	358
Fair value, measurements, recurring | Commodity contracts
Assets
Trading derivative assets	17,684	20,185
Liabilities
Trading derivative liabilities	17,216	19,927
Fair value, measurements, recurring | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, measurements, recurring | Commodity contracts | Level 2
Assets
Trading derivative assets	503	293
Liabilities
Trading derivative liabilities	34	1
Fair value, measurements, recurring | Commodity contracts | Level 3
Assets
Trading derivative assets	17,181	19,892
Liabilities
Trading derivative liabilities	17,182	19,926
Fair value, measurements, recurring | Credit derivatives
Assets
Trading derivative assets	52,948	50,618
Liabilities
Trading derivative liabilities	59,321	53,351
Fair value, measurements, recurring | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, measurements, recurring | Credit derivatives | Level 2
Assets
Trading derivative assets	52,319	49,861
Liabilities
Trading derivative liabilities	58,828	52,921
Fair value, measurements, recurring | Credit derivatives | Level 3
Assets
Trading derivative assets	629	757
Liabilities
Trading derivative liabilities	493	430
Fair value, measurements, recurring | Other
Assets
Trading derivative assets	305	645
Liabilities
Trading derivative liabilities	215	55
Fair value, measurements, recurring | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair value, measurements, recurring | Other | Level 2
Assets
Trading derivative assets	81	1
Liabilities
Trading derivative liabilities	69	0
Fair value, measurements, recurring | Other | Level 3
Assets
Trading derivative assets	224	644
Liabilities
Trading derivative liabilities	146	55
Fair value, measurements, recurring | Debt securities | Japanese national government and Japanese government agency bonds
Assets
Trading account assets:	6,279,869	6,895,255
Fair value, measurements, recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 1
Assets
Trading account assets:	5,809,065	6,140,726
Fair value, measurements, recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 2
Assets
Trading account assets:	470,804	754,529
Fair value, measurements, recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 3
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Japanese prefectural and municipal bonds
Assets
Trading account assets:	186,857	288,472
Fair value, measurements, recurring | Debt securities | Japanese prefectural and municipal bonds | Level 1
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Japanese prefectural and municipal bonds | Level 2
Assets
Trading account assets:	186,857	288,472
Fair value, measurements, recurring | Debt securities | Japanese prefectural and municipal bonds | Level 3
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Foreign government and official institution bonds
Assets
Trading account assets:	13,084,933	12,376,957
Fair value, measurements, recurring | Debt securities | Foreign government and official institution bonds | Level 1
Assets
Trading account assets:	11,977,807	11,602,182
Fair value, measurements, recurring | Debt securities | Foreign government and official institution bonds | Level 2
Assets
Trading account assets:	1,107,126	774,775
Fair value, measurements, recurring | Debt securities | Foreign government and official institution bonds | Level 3
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Corporate bonds
Assets
Trading account assets:	2,758,006	2,897,938
Fair value, measurements, recurring | Debt securities | Corporate bonds | Level 1
Assets
Trading account assets:	3,018	4,755
Fair value, measurements, recurring | Debt securities | Corporate bonds | Level 2
Assets
Trading account assets:	2,572,600	2,717,719
Fair value, measurements, recurring | Debt securities | Corporate bonds | Level 3
Assets
Trading account assets:	182,388	175,464
Fair value, measurements, recurring | Debt securities | Residential mortgage-backed securities
Assets
Trading account assets:	11,113,137	7,313,220
Fair value, measurements, recurring | Debt securities | Residential mortgage-backed securities | Level 1
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Residential mortgage-backed securities | Level 2
Assets
Trading account assets:	11,113,137	7,313,220
Fair value, measurements, recurring | Debt securities | Residential mortgage-backed securities | Level 3
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Asset-backed securities
Assets
Trading account assets:	2,991,868	3,096,186
Fair value, measurements, recurring | Debt securities | Asset-backed securities | Level 1
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Asset-backed securities | Level 2
Assets
Trading account assets:	1,107,289	1,279,679
Fair value, measurements, recurring | Debt securities | Asset-backed securities | Level 3
Assets
Trading account assets:	1,884,579	1,816,507
Fair value, measurements, recurring | Debt securities | Other debt securities
Assets
Trading account assets:	641,175	673,680
Fair value, measurements, recurring | Debt securities | Other debt securities | Level 1
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Other debt securities | Level 2
Assets
Trading account assets:	62,948	61,578
Fair value, measurements, recurring | Debt securities | Other debt securities | Level 3
Assets
Trading account assets:	578,227	612,102
Fair value, measurements, recurring | Debt securities | Commercial paper
Assets
Trading account assets:	1,851,131	1,224,538
Fair value, measurements, recurring | Debt securities | Commercial paper | Level 1
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Debt securities | Commercial paper | Level 2
Assets
Trading account assets:	1,851,131	1,224,538
Fair value, measurements, recurring | Debt securities | Commercial paper | Level 3
Assets
Trading account assets:	0	0
Fair value, measurements, recurring | Equity securities
Assets
Trading account assets:	4,112,531	3,611,256
Liabilities
Investment securities valued at net asset value	281,675	277,252
Unfunded commitments	312,858	276,433
Fair value, measurements, recurring | Equity securities | Level 1
Assets
Trading account assets:	3,125,043	2,660,196
Fair value, measurements, recurring | Equity securities | Level 2
Assets
Trading account assets:	838,716	808,437
Fair value, measurements, recurring | Equity securities | Level 3
Assets
Trading account assets:	148,772	142,623
Fair value, measurements, recurring | Real estate funds | Nonmarketable equity securities
Liabilities
Investment securities valued at net asset value	42,528	40,477
Unfunded commitments	0	0
Fair value, measurements, recurring | Private equity and other funds | Nonmarketable equity securities
Liabilities
Investment securities valued at net asset value	75,839	56,334
Unfunded commitments	¥ 1,652	¥ 13,650